Contract Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies Information [Abstract]
Schedule of Contract Assets and Contract Liabilities
	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Contract Assets
Contract cost	189,071,858	285,872,146	70,394,520
Contract margin	24,840,605	41,836,852	10,302,106
Contract revenue recognized	213,912,463	327,708,998	80,696,626
Less: Bill to trade receivables	(180,008,528)	(286,591,376)	(70,571,627)
Contract assets carried forward	33,903,935	41,117,622	10,124,999
Contract cost assets	—	—	—
Less: Provision for impairment loss	(2,668,908)	—	—
Add: Accrued revenue	1,312,562	322,413	79,393
Balance carried forward	32,547,589	41,440,035	10,204,392

Decrease/(Increase) in contract assets	18,445,458	(8,892,446)	(2,189,718)
(Increase)/Decrease in provision for impairment loss	(2,372,132)	2,668,908	657,205